UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     November 2, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     58

Form13F Information Table Value Total:     $99,696 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      130     5400 SH       SOLE                     5400
                                                                84     3500 SH       OTHER                                      3500
Anadarko Petroleum             COM              032511107     6536   114574 SH       SOLE                   108159              6415
                                                                68     1200 SH       OTHER                     200              1000
Apache Corp                    COM              037411105     5467    55920 SH       SOLE                    53014              2906
                                                                51      525 SH       OTHER                                       525
Apple Computer Inc             COM              037833100      228      802 SH       SOLE                      802
BB&T Corporation               COM              054937107     6034   250574 SH       SOLE                   237109             13465
                                                               130     5411 SH       OTHER                    3140              2271
Berkshire Hathaway-B           COM              084670702      401     4850 SH       SOLE                     4450               400
Blackrock MuniVest Fd          COM              09253r105      171    16685 SH       SOLE                    16685
                                                               194    18850 SH       OTHER                   18850
CSX Corporation                COM              126408103      166     3000 SH       SOLE                     3000
                                                                55     1000 SH       OTHER                                      1000
Cenovus Energy Inc             COM              15135u109     4622   160648 SH       SOLE                   152003              8645
                                                                 6      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     5987    73872 SH       SOLE                    69770              4102
                                                               443     5469 SH       OTHER                     725              4744
Conocophillips                 COM              20825C104     5402    94055 SH       SOLE                    88833              5222
                                                                31      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     5304   299476 SH       SOLE                   283641             15835
                                                                83     4700 SH       OTHER                    2200              2500
Eagle Bancorp Inc              COM              268948106      202    17638 SH       SOLE                    17418               220
                                                                 6      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     4192   138667 SH       SOLE                   130992              7675
                                                                 6      200 SH       OTHER                     200
Hewlett-Packard Co             COM              428236103     6791   161410 SH       SOLE                   152914              8496
                                                                53     1255 SH       OTHER                     755               500
MDU Resources Group            COM              552690109     5423   271849 SH       SOLE                   257580             14269
                                                                86     4325 SH       OTHER                    2075              2250
Merck & Co Inc                 COM              58933Y105     4130   112196 SH       SOLE                   105782              6414
                                                                33      900 SH       OTHER                     900
Microsoft Corp                 COM              594918104     2884   117759 SH       SOLE                   111823              5936
                                                                18      750 SH       OTHER                     250               500
Middleburg Financial           COM              596094102      517    36689 SH       SOLE                    36489               200
                                                                27     1900 SH       OTHER                                      1900
Nabors Industries Ltd          COM              G6359F103     3602   199460 SH       SOLE                   188985             10475
                                                                 5      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     4163    93610 SH       SOLE                    88160              5450
                                                                22      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     4589    88412 SH       SOLE                    83643              4769
                                                                61     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      289     5150 SH       SOLE                     5150
                                                               196     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     7033   140322 SH       SOLE                   132480              7842
                                                               151     3019 SH       OTHER                    1519              1500
Ryland Group Inc               COM              783764103     1402    78250 SH       SOLE                    73815              4435
                                                                 9      500 SH       OTHER                                       500
SPDR Tr Unit                   COM              78462f103      188     1647 SH       SOLE                     1647
                                                                15      130 SH       OTHER                     130
Spectra Energy                 COM              847560109     2954   130981 SH       SOLE                   124155              6826
                                                                49     2190 SH       OTHER                    1190              1000
Stonegate Bk Ft Lauderdale     COM              861811107      173    13300 SH       SOLE                    13300
                                                                52     4000 SH       OTHER                                      4000
Torchmark Corp                 COM              891027104     2679    50410 SH       SOLE                    50410
Washington Real Estate         COM              939653101     5877   185229 SH       SOLE                   174817             10412
                                                               121     3805 SH       OTHER                    2255              1550
Washington REIT                CONV             939653AJ0      103   100000 PRN      SOLE                   100000